Provisions - Provisions Narrative (Details) € in Millions		1 Months Ended	12 Months Ended
	Jul. 08, 2021 EUR (€) people	Dec. 31, 2020 EUR (€) people	Dec. 31, 2023 EUR (€) people	Dec. 31, 2022 EUR (€) people	Dec. 31, 2021 EUR (€) people
Disclosure of other provisions [line items]
Number of estimate beneficiaries exercising voluntary option of substitution of life annuity for lump sum payment | people		3,572			3,915
Provisions recognized to cover expenses of pre-retirement and voluntary redundancy offers		€ 688	€ 160	€ 92	€ 139
Number of employees accepted the pre-retirement and voluntary redundancy offers | people	1,468		502	446
Benefits paid by settlements			€ 2	€ 179	0
Contributions to defined contribution pension funds			310	296	286
Actuarial gains and losses on defined benefit pension plans			(1,038)	(56)	1,567
Spain
Disclosure of other provisions [line items]
Contributions to defined contribution pension funds			116	101	91
Actuarial gains and losses on defined benefit pension plans			€ 10	€ (295)	€ (37)
Annual discount rate			3.35%	3.80%
Spain | Post-employment plans
Disclosure of other provisions [line items]
Annual discount rate			3.35%	3.80%	0.90%
Cumulative annual CPI growth			2.00%	2.00%	1.00%
Spain | Other long term employee benefits
Disclosure of other provisions [line items]
Annual discount rate			3.35%	3.80%	0.90%
Cumulative annual CPI growth			2.00%	2.00%	1.00%
Spain | Discount rate actuarial assumptions
Disclosure of other provisions [line items]
Percentage of reasonably possible decrease in actuarial assumption			0.50%
Percentage of reasonably possible increase in actuarial assumption			0.50%
Spain | Discount rate actuarial assumptions | Post-employment plans
Disclosure of other provisions [line items]
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)			4.15%
Increase or decrease on obligations if increase in actuarial assumption (as a percent)			(3.85%)
Spain | Discount rate actuarial assumptions | Other long term employee benefits
Disclosure of other provisions [line items]
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)			1.04%
Increase or decrease on obligations if increase in actuarial assumption (as a percent)			(1.02%)
United Kingdom
Disclosure of other provisions [line items]
Contributions to defined contribution pension funds			€ 87	€ 77	€ 89
Actuarial gains and losses on defined benefit pension plans			€ 687	€ 857	€ (1,475)
Annual discount rate			4.63%	4.88%	1.90%
Cumulative annual CPI growth			3.02%	3.11%	3.37%
United Kingdom | Discount rate actuarial assumptions
Disclosure of other provisions [line items]
Percentage of reasonably possible decrease in actuarial assumption			0.50%
Percentage of reasonably possible increase in actuarial assumption			0.50%
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)			6.89%
Increase or decrease on obligations if increase in actuarial assumption (as a percent)			(6.18%)
United Kingdom | Inflation rate assumption
Disclosure of other provisions [line items]
Percentage of reasonably possible decrease in actuarial assumption			0.50%
Percentage of reasonably possible increase in actuarial assumption			0.50%
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)			(4.51%)
Increase or decrease on obligations if increase in actuarial assumption (as a percent)			4.69%
United Kingdom | Present value of defined benefit obligation
Disclosure of other provisions [line items]
Benefits paid by settlements			€ 9	€ 0	€ 0
Brazil
Disclosure of other provisions [line items]
Cumulative annual CPI growth			3.00%
Brazil | Provisions for employment-related proceedings (Brazil)
Disclosure of other provisions [line items]
Additional provisions charged to income statement			€ 556
Provision used, other provisions			269
Brazil | Legal proceedings provision
Disclosure of other provisions [line items]
Additional provisions charged to income statement			238
Provision used, other provisions			€ 227
Brazil | Minimum
Disclosure of other provisions [line items]
Annual discount rate			8.65%
Brazil | Maximum
Disclosure of other provisions [line items]
Annual discount rate			8.70%
Other foreign subsidiaries
Disclosure of other provisions [line items]
Contributions to defined contribution pension funds			€ 107	118	106
Actuarial gains and losses on defined benefit pension plans			€ 247	(320)	(193)
Other foreign subsidiaries | Discount rate actuarial assumptions
Disclosure of other provisions [line items]
Percentage of reasonably possible decrease in actuarial assumption			0.50%
Percentage of reasonably possible increase in actuarial assumption			0.50%
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)			4.49%
Increase or decrease on obligations if increase in actuarial assumption (as a percent)			(4.16%)
Other foreign subsidiaries | Present value of defined benefit obligation
Disclosure of other provisions [line items]
Effect of settlement			€ 2	3	3
Post-employment plans | Spain | Present value of defined benefit obligation
Disclosure of other provisions [line items]
Benefits paid by settlements	€ 166		0	0	166
Effect of settlement	€ 38		€ 1	€ 8	€ 61